CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 48,026	$ 38,492	$ 15,267
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	659	537	304
Amortization of intangible assets	665
Allowance for doubtful accounts	937	990	1,223
Impairment on cost method investments		1,810	1,940
Share-based compensation	3,069	2,499	2,284
Deferred tax assets	125
Non-monetary revenue transactions	(96)	(319)	(291)
Loss on disposals of fixed assets	473
Changes in operating assets and liabilities:
Accounts and notes receivables	(60,388)	(20,181)	2,506
Prepaid expenses, deposits and other current assets	(34,696)	(38,654)	(16,364)
Amounts due from related parties	(865)	(2,423)
Accounts payable	39,977	8,275	(10,714)
Advances from customers	24,334	25,620	1,940
Accrued expenses and other current liabilities	2,342	7,252	2,664
Amounts due to related parties	(424)	(457)	(9)
Net cash provided by operating activities	24,138	23,441	750
Cash flows from investing activities:
Acquisition of fixed assets	(3,220)	(919)	(485)
Investment in equity method entities	(1,210)
Acquisition of ClickPro (net of cash acquired of US$373)	(1,111)
Proceeds from disposal of Zhizhonghe, a cost method investment (Note 8)	77
Proceeds from acquisition of Posterscope and Vizeum (net of cash acquired of US$4,114)		3,586
Net cash provided by (used in) investing activities	(5,464)	2,667	(485)
Cash flows from financing activities:
Distributions paid to shareholder	(5,829)	(14,455)	(6,308)
Proceeds from option exercise	186	374
Repurchase of ordinary shares	(1,906)
Series A preferred share redemption		(41,363)
Proceeds from issuance of ordinary shares to Aegis Media, net of issuance cost of US$350		49,278
Payments of shareholder loan		(19,560)
Proceeds from Initial Public Offering		69,023
Payments of IPO expenses		(3,244)
Net cash provided by (used in) financing activities	(7,549)	40,053	(6,308)
Effect of exchange rates on cash and cash equivalents	4,961	2,422	(43)
Net decrease (increase) in cash and cash equivalents	16,086	68,583	(6,086)
Cash and cash equivalents at the beginning of the year	123,320	54,737	60,823
Cash and cash equivalents at the end of the year	139,406	123,320	54,737
Supplementary disclosure of cash flow information
Income taxes paid	1,543	364	691
Interest expense paid		488
Supplementary schedule of non-cash activities
Conversion of preferred shares to common shares upon IPO		19,428
Issuance of shareholder loan to acquire common shares		19,560
Accrued offering cost		$ 532